Subsequent Events (Details Narrative) - Nonadjusting Events [Member] $ in Thousands		3 Months Ended
	Jul. 31, 2025 Integer	Sep. 30, 2025 USD ($)
IfrsStatementLineItems [Line Items]
Number of employees terminated | Integer	7
Eeverance expenses | $		$ 168